Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification [Line Items]
Revenue				$ 1,609,369	$ 831,576	$ 361,384
Operating expenses				1,744,556	831,816	371,070
Loss from operations				(135,187)	(240)	(9,686)
Total other income (expenses)				18,464	(70,173)	(10,094)
Net income (loss) before income tax expense (benefit)				(116,723)	(70,413)	(19,780)
Income tax (benefit) expense				(14)	(651)	0
Net income (loss)			$ (16,320)	$ (116,737)	$ (71,064)	$ (19,780)
Net loss per share - basic (in dollars per share)				$ (0.11)
Net loss per share - diluted (in dollars per share)				$ (0.28)
As Restated
Reclassification [Line Items]
Revenue	$ 498,931	$ 343,581	274,602
Operating expenses	532,523	398,145	279,377
Loss from operations	(33,592)	(54,564)	(4,775)
Total other income (expenses)	(30,701)	16,252	(10,625)
Net income (loss) before income tax expense (benefit)	(64,293)	(38,312)	(15,400)
Income tax (benefit) expense	(547)	2,023	(714)
Net income (loss)	$ (64,840)	$ (36,289)	(16,114)
Net loss per share - basic (in dollars per share)	$ (0.14)	$ 0.03
Net loss per share - diluted (in dollars per share)	$ (0.14)	$ (0.06)
Adjustments
Reclassification [Line Items]
Revenue	$ 0	$ 0	0
Operating expenses	791	250	197
Loss from operations	(791)	(250)	(197)
Total other income (expenses)	6	2	(9)
Net income (loss) before income tax expense (benefit)	(785)	(248)	(206)
Income tax (benefit) expense	0	0	0
Net income (loss)	(785)	(248)	(206)
As Restated and Adjusted
Reclassification [Line Items]
Revenue	498,931	343,581	274,602
Operating expenses	533,314	398,395	279,574
Loss from operations	(34,383)	(54,814)	(4,972)
Total other income (expenses)	(30,695)	16,254	(10,634)
Net income (loss) before income tax expense (benefit)	(65,078)	(38,560)	(15,606)
Income tax (benefit) expense	(547)	2,023	$ (714)
Net income (loss)	$ (65,625)	$ (36,537)
Net loss per share - basic (in dollars per share)	$ (0.14)	$ 0.03
Net loss per share - diluted (in dollars per share)	$ (0.14)	$ (0.06)